Schedule of Related Party Transaction (Details) - CAD ($)		12 Months Ended
	Sep. 19, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue			$ 839,933
Cost of sales			129,589,540
Consulting Fees	$ 203,704	475,916	938,940
Interest and accretion			2,844,956
Loss on settlement of vendor-take-back loan			316,241
Share on loss from investment in associates and joint ventures		$ (1,129,167)	$ 266,641